Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2010 Retained Investment in Subsidiary T2CN Holding Limited	Dec. 31, 2012 Prepaid Licensing and Royalty Fees	Dec. 31, 2011 Prepaid Licensing and Royalty Fees	Dec. 31, 2010 Prepaid Licensing and Royalty Fees	Dec. 31, 2011 Prepaid Licensing and Royalty Fees Infocomm Asia Holdings Private Limited and One Net Company Limited	Dec. 31, 2010 Prepaid Licensing and Royalty Fees Infocomm Asia Holdings Private Limited and One Net Company Limited	Dec. 31, 2010 Prepaid Licensing and Royalty Fees Retained Investment in Subsidiary T2CN Holding Limited	Dec. 31, 2012 Prepaid Licensing and Royalty Fees Retained Investment in Subsidiary Infocomm Asia Holdings Pte Ltd
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 7,103			$ 5,339	$ 7,103	$ 4,214	$ 5,557
Net operating additions	(2,397)	(3,007)	(3,855)		2,395	3,379	3,855
Acquisition - IAHGames and OneNet								129	1,011
Deconsolidation										(5,339)	(152)
Impairment charges (Note 10)	(702)	(247)	(870)		(702)	(247)	(870)
Impairment charges (Note 10) recorded in loss from discontinued operations						(372)
Balance at end of year	$ 8,644	$ 7,103		$ 5,339	$ 8,644	$ 7,103	$ 4,214